ACQUISITION OF A SUBSIDIARY	12 Months Ended
Dec. 31, 2024
ACQUISITION OF A SUBSIDIARY
ACQUISITION OF A SUBSIDIARY
36.	ACQUISITION OF A SUBSIDIARY

On October 10, 2022, the Group acquired 80% equity interest in HN&T with a cash consideration of USD3,040,000. This acquisition has been accounted for as acquisition of business using the acquisition method. The goodwill arising on the acquisition was approximately USD1,122,000. HN&T is incorporated in USA and its principal activities being restaurant operations, offering authentic Chinese cuisine under the brand “Hao Noodle” and “Hao Noodle and Tea by Madam Zhu’s Kitchen” located in New York. The acquisition enabled the Group to expand its presence in the restaurant operation business in the United States.

Consideration transferred

2022
USD’000
Cash	3,040

Asset and liabilities recognized at the date of acquisition

USD’000
Current assets
Inventories	50
Trade and other receivables and prepayments	37
Bank balances and cash	138
Non-current assets
Property, plant and equipment	1,701
Right-of-use assets	5,064
Intangible asset – brand name (Note 16)	1,600
Deposits	30
Current liabilities
Trade payables	(384)
Other payables	(334)
Non-current liabilities
Lease liabilities	(5,064)
Deferred tax liabilities	(440)
2,398
Note:	The fair value of brand name at the date of acquisition amounted to USD1,600,000, which was based on a valuation performed by an independent professional valuer.

Non-controlling interests

The non-controlling interests (20% ownership interest in HN&T) recognized at the acquisition date was measured by reference to the proportionate share of recognized amount of net assets of HN&T and amounted to approximately USD480,000.

Goodwill arising at the date of acquisition

USD’000
Consideration transferred	3,040
Add: Non-controlling interest	480
Less: Recognized amount of net asset acquired	(2,398)
1,122

Goodwill arose on the acquisition of HN&T because the consideration paid for the combination effectively included amounts in relation to the benefit of expected synergies, location of the existing restaurants, assembled workforce and expectation of future economic benefit. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

None of the goodwill was deductible for tax purposes.

Net cash outflow arising on acquisition

2022
USD’000
Consideration paid in cash	3,040
Less: Bank balances and cash	(138)
2,902

Acquisition-related costs (included in other expenses) is insignificant.

Impact of acquisition on the results of the Group

HN&T contributed USD1,100,000 revenue and USD75,000 to the Group’s loss for the period between the date of acquisition and December 31, 2022.

If the acquisition of HN&T had been completed on the first day of the financial year, the impact to the Group’s revenue and loss for the year would not have been material.